Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of December 31, 2023 and 2022, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2022	951,486,189		13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	3,811,116,522
Acquisitions	40,285,196		1,541,647	5,773,938	32,895,095	1,011,404	3,070,302	1,625,384	5,174,068	256,362,994	8,494,138	356,234,166
Reclassifications	44,338,725		—	2,137,001	1,972,298	410,847	2,859,195	(2,483,052)	(4,580,377)	4,805,227	—	49,459,864
Capitalization	30,301,243		—	13,363,116	71,078,360	2,330,895	3,353,495	3,449,069	1,136,196	(125,429,126)	416,752	—
Disposals	(6,351,833)		(249,248)	(22,967,437)	(7,500,609)	(71,787)	(4,804,995)	(560,452)	(706,237)	(3,646,240)	(402,694)	(47,261,532)
Translation effect	(6,222,641)		—	(98,865)	—	(527,227)	—	(531,847)	(260,670)	(11,502,781)	(148,894)	(19,292,925)
Balances as of December 31, 2022	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions (2)	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Accumulated depreciation and amortization
Balances as of January 1, 2022	(682,489,735)		(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	(2,536,583,915)
Depreciation and amortization	(37,384,421)		(547,660)	(15,409,615)	(65,167,740)	(1,830,509)	(15,680,102)	(2,852,884)	(898,884)	—	—	(139,771,815)
Reclassifications	(42,182,309)		—	(2,841,608)	(760,459)	(410,767)	(3,870,692)	734,738	(150,676)	21,909	—	(49,459,864)
(Impairment)	(108,615,658)		—	(31,883,718)	(41,479,729)	(23,573)	(33,606,850)	(18,121)	(4,244)	(1,937,358)	—	(217,569,251)
Reversal of impairment	73,048,067		—	11,943,309	25,541,788	—	20,099,267	—	—	3,398,799	—	134,031,230
Disposals	4,535,971		235,584	10,140,565	4,631,085	67,940	2,940,843	549,592	436,631	—	—	23,538,211
Translation effect	3,644,232		—	46,887	—	256,458	—	349,479	13,103	—	—	4,310,159
Balances as of December 31, 2022	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2022	Ps.	264,393,026	8,247,351	229,242,117	326,301,631	26,069,216	126,171,120	4,877,254	13,633,385	316,690,455	53,125,295	1,368,750,850
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	1,482,322,166
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—
(1)Mainly wells, pipelines and plants.
(2)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).
A.As of December 31, 2023, 2022 and 2021, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 4,676,577, Ps. 4,580,836 and Ps. 3,106,007, respectively. Financing cost rates during 2023, 2022 and 2021 were 6.47% to 7.62%, 5.40% to 7.80% and 6.10% to 7.05%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2023, 2022 and 2021, recognized in operating costs and expenses, was Ps. 137,555,276, Ps. 139,771,815 and Ps. 133,431,365, respectively. These figures include Ps. 115,208,527, Ps. 113,656,994 and Ps.108,509,633 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2023, 2022 and 2021 of Ps. 137,685, Ps. 224,327 and Ps. 143,779, respectively.
C.As of December 31, 2023 and 2022, provisions relating to future plugging of wells costs amounted to Ps. 61,117,106 and Ps. 66,699,388, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2023, 2022 and 2021, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 14,306,298, Ps. 10,630,314 and Ps. 15,608,296, respectively (see Note 14).
E.As of December 31, 2023, 2022 and 2021, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (40,731,370), Ps. (14,982,766) and Ps. 2,477,528, respectively, which was mainly plant.
F.As of December 31, 2023, 2022 and 2021, PEMEX recognized a net impairment of Ps. (28,797,518), Ps. (83,538,021) and Ps. (1,210,595), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2023		2022		2021
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(25,568,713)	Ps.	(25,615,351)	Ps.	(32,153,192)
Pemex Exploration and Production	(2,353,077)		(60,438,070)		34,562,831
Pemex Logistics	(612,906)		2,121,045		(3,161,108)
MGAS	(191,786)		394,355		(176,674)
SUS	(71,036)		—		—
Gas Bienestar	—		—		(282,452)
(Impairment) reversal of impairment, net	Ps.	(28,797,518)	Ps.	(83,538,021)	Ps.	(1,210,595)

Summary of Net Impairment and Net Reversal of Impairment

	2023		2022		2021
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(25,568,713)	Ps.	(25,615,351)	Ps.	(32,153,192)
Pemex Exploration and Production	(2,353,077)		(60,438,070)		34,562,831
Pemex Logistics	(612,906)		2,121,045		(3,161,108)
MGAS	(191,786)		394,355		(176,674)
SUS	(71,036)		—		—
Gas Bienestar	—		—		(282,452)
(Impairment) reversal of impairment, net	Ps.	(28,797,518)	Ps.	(83,538,021)	Ps.	(1,210,595)
The net (impairment), reversal of impairment was in the following CGUs:

	2023		2022		2021
Storage terminals	Ps.	(582,923)	Ps.	—	Ps.	—
Construction in progress	(58,816)		2,121,045		(2,927,035)
Land and transport (white pipelines)	28,833		—		(234,073)
(Impairment) reversal of impairment , net	Ps.	(612,906)	Ps.	2,121,045	Ps.	(3,161,108)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2023	2022	2021
Average crude oil price	64.08 U.S.$/bl	59.37 U.S.$/bl	56.60 U.S.$/bl
Average gas price	4.79 U.S.$/mpc	4.98 U.S.$/mpc	4.66 U.S.$/mpc
Average condensates price	73.00 U.S.$/bl	64.95 U.S.$/bl	65.50 U.S.$/bl
After-tax discount rate	9.93% annual	9.31% annual	6.89% annual
Pre-tax discount rate	15.10% annual	14.27% annual	10.68% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	105.5	68.79	60.4	N.A.			N.A.			N.A.			N.A
Processed volume (1)	993 mbd	909 mbd	891 mbd	3,201 mmpcd of humid gas	2,061 mmpcd of humid gas	2,148 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$16.9220	$19.4143	$20.5835	$16.9220	$19.4143	$20.5835	$16.9220	19.4143	$20.5835	$16.9220	19.4143	$20.5835	$16.9220	$19.4143
Useful lives of the cash-generating units (year average)	12	12	11	6	7	7	5	5	6	5	5	5	5	4
Pre-tax discount rate	13.68%	14.16%	9.45%	12.25%	13.20%	10.15%	10.31%	10.73%	8.63%	10.31%	10.73%	8.63%	13.25%	13.25%
Period (2)	2024-2035	2024 - 2035	2022 - 2033	2024 - 2029	2024 - 2029	2022 - 2028	2024-2027	2024 - 2027	2022 - 2027	2024-2028	2023 - 2027	2020 - 2026	2024-2028	2024 - 2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

	As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	Pipelines			Landing transport			Vessel
Discount rate	14.80%	12.73%	12.57%	14.80%	12.73%	12.57%	14.80%	12.73%	12.57%
Useful life	19	19	20	0	2	3	15	16	17

Summary of Reversal Impairment loss for CGUs

	2023		2022		2021
Aceite Terciario del Golfo	(16,192,262)		(2,870,820)		13,493,508
Burgos	(10,631,921)		10,447,135		(12,517,196)
Tsimin Xux	(9,532,221)		2,268,459		(4,600,480)
Ogarrio Magallanes	(6,973,649)		530,061		(530,061)
Arenque	(1,705,447)		—		803,257
Misión (CEE)	(458,354)		200,830		(908,043)
Lakach	(423,347)		(648,846)		(705,781)
Poza Rica	(397,084)		—		—
Ébano (CEE)	—		1,298,911		(1,281,396)
Cuenca de Macuspana	837,460		(281,770)		38,939
Cárdenas-Mora	1,150,448		(1,150,448)		—
Crudo Ligero Marino	1,420,120		—		20,238,977
Santuario El Golpe	1,454,789		(1,454,789)		—
Tamaulipas Constituciones	1,710,627		(2,333,354)		684,766
Ixtal - Manik	6,042,806		(6,042,806)		481,673
Chuc	6,445,006		(6,517,953)		26,962,488
Antonio J. Bermúdez	9,724,991		(5,510,789)		(1,815,596)
Cantarell	15,174,961		(48,371,891)		(5,782,224)
Total	Ps.	(2,353,077)	Ps.	(60,438,070)	Ps.	34,562,831
As of December 31, 2023, 2022 and 2021, values in use for CGU are:

	2023		2022		2021
Chuc	58,954,530		58,826,338		86,217,289
Crudo Ligero Marino	34,288,720		27,993,723		34,424,670
Ogarrio Magallanes	27,794,137		29,222,531		25,089,823
Aceite Terciario del Golfo	27,318,209		44,910,967		75,544,451
Tsimin Xux	26,234,797		42,487,962		29,336,464
Antonio J. Bermúdez	23,434,323		10,090,851		18,666,302
Cantarell	19,852,385		—		54,669,897
Ixtal - Manik	14,311,152		10,377,668		23,071,621
Poza Rica	6,089,496		8,212,280		—
Tamaulipas Constituciones	4,799,796		3,000,177		5,878,883
Ébano (CEE)	4,690,690		4,857,880		—
Santuario El Golpe	3,640,552		—		17,225,366
Cárdenas-Mora	3,105,129		—		4,893,697
Arenque	2,629,121		5,307,805		5,920,659
Burgos	2,611,157		13,254,788		4,403,791
Cuenca de Macuspana	612,773		82,209		722,874
Total	Ps.	260,366,967	Ps.	258,625,179	Ps.	386,065,787

	2023		2022		2021
Salamanca Refinery	5,750,279		(5,819,013)		(2,187,781)
Minatitlán Refinery	4,615,400		(17,502,044)		(4,678,358)
Madero Refinery	(10,125,589)		5,244,262		(13,216,073)
Nuevo Pemex Gas Processor Complex	(8,282,116)		—		—
Cosoleacaque Petrochemical Complex	(5,096,027)		630,486		(726,631)
Cactus Gas Processor Complex	(4,592,823)		—		—
Morelos Petrochemical Complex	(3,093,360)		(7,512,584)		365,522
Coatzacoalcos Gas Processor Complex	(2,051,842)		—		—
Cangrejera Ethylene Complex	(771,161)		—		—
Poza Rica Gas Processor Complex	(646,813)		(3,656,338)		—
La Venta Gas Processor Complex	(541,766)		—		—
Matapionche Gas Processor Complex	(498,212)		—		—
Arenque Gas Processor Complex	(159,571)		(199,943)		—
Cangrejera Petrochemical Complex	(61,296)		(6,419,084)		(1,115)
Tula Refinery	(13,816)		9,757,714		(6,446,357)
Pajaritos Petrochemical Complex	—		31,596		195,834
Salina Cruz Refinery	—		(101,943)		(3,263,118)
Cadereyta Refinery	—		(68,460)		(2,195,115)
Total	Ps.	(25,568,713)	Ps.	(25,615,351)	Ps.	(32,153,192)

Summary of Recoverable Amount of Assets	As of December 31, 2023, 2022 and 2021, the value in use for the impairment of fixed assets was as follows:

	2023		2022		2021
Salamanca Refinery	52,973,936		17,799,786		51,998,803
Salina Cruz Refinery	51,877,280		49,725,087		31,909,325
Cadereyta Refinery	49,608,678		48,191,707		39,432,148
Tula Refinery	46,202,340		48,695,398		39,815,742
Madero Refinery	14,453,809		10,279,749		—
Ciudad Pemex Gas Processor Complex	13,566,516		—		—
Cangrejera Ethylene Processor Complex	8,758,887		—		—
Nuevo Pemex Gas Processor Complex	8,412,828		31,708,026		—
Cactus Gas Processor Complex	7,412,437		—		—
Independencia Petrochemical Complex	4,382,873		—		—
Minatitlán Refinery	4,184,019		4,061,210		20,545,810
Burgos Gas Processor Complex	1,972,249
Coatzacoalcos Gas Processor Complex	1,764,690		—		—
Cosoleacaque Petrochemical Complex	1,502,395		1,974,484		625,255
La Venta Gas Processor Complex	1,471,999		—		—
Morelos Ethylene Processor Complex	923,623		—		7,903,064
Arenque Gas Processor Complex	—		105,610		—
Total	Ps.	269,468,559	Ps.	212,541,057	Ps.	192,230,147
The recoverable amounts of the assets as of December 31, 2023, 2022 and 2021, corresponding to the discounted cash flows at the rate of 14.80%, 12.73% and 12.57%, respectively, as follows:

	2023		2022	2021
TAD, TDGL, TOMS (Storage terminals)	Ps.	69,078,019	66,431,256	76,522,522
Pipelines	—		43,707,101	113,847,249
Primary logistics	111,366,873		74,294,282	72,281,553
Total	Ps.	180,444,892	184,432,639	262,651,324

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2023	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	14,527,269	—	—	—	—	—	—	—	—	—	1,517,251	612,224	708,905
Cost of sales	8,100,254	168,742	32,471	31,866	33,984	72,132	25,677	(26,446)	248,226	19,115	(566,046)	891,044	(1,344,846)
Gross income (loss)	6,427,015	(168,742)	(32,471)	(31,866)	(33,984)	(72,132)	(25,677)	26,446	(248,226)	(19,115)	2,083,297	(278,820)	2,053,751
Other income (loss), net	(92,791)	(30,188)	(11,655)	(46)	9	18		8,071	5,601	(21)	(50,641)	(59,806)	(72,402)
Administrative expenses	(4)	—	—	—	—	—	—	—	—	—	8,661	—	468,782
Operating income (loss)	6,334,228	(198,930)	(44,126)	(31,912)	(33,975)	(72,114)	(25,677)	34,517	(242,625)	(19,136)	2,023,995	(338,626)	1,512,567
Taxes, duties and other	6,007,509	(50,562)	(8,138)	(7,940)	(8,422)	(18,013)	13,646	13,585	(67,055)	(110)	208,777	78,594	529,911
Net income (loss)	326,719	(148,368)	(35,988)	(23,972)	(25,553)	(54,101)	(39,323)	20,932	(175,570)	(19,026)	1,815,218	(417,220)	982,656
Cash and cash equivalents	—	325,300	81,864	—	—	162,346	90,353	227,407	—	—	—	—	—
Accounts receivable	64,087,461	361,813	54,813	3,255	(14,367)	53,522	1,424,886	109,728	(192,275)	298,005	12,675,947	8,643,467	4,515,617
Total current assets	64,087,461	687,113	136,677	3,255	(14,367)	215,868	1,515,239	337,135	(192,275)	298,005	12,675,947	8,643,467	4,515,617
Wells, pipelines, properties, plant and equipment, net	44,905,927	—	—	—	—	—	—	—	—	—	1,786,701	1,422,099	604,300
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	108,993,388	699,224	136,677	3,255	(14,367)	215,868	1,515,239	337,135	(192,275)	298,005	14,462,648	10,065,566	5,119,917
Suppliers	23,451,464	(11,241)	(10,031)	78,139	79,942	738	14,423	1,007	315,696	662,077	7,048,767	4,477,005	2,478,672
Taxes and duties payable	9,491,592	(50,904)	(7,350)	(7,941)	(8,422)	(16,241)	14,671	13,658	(67,097)	(110)	133,541	48,727	494,017
Other current liabilities	4,703,923	1,287,913	536,881	53,145	41,450	555,625	1,607,130	523,541	62,729	48,402	2,222,286	1,881,509	500,595
Total liabilities	37,646,979	1,225,768	519,500	123,343	112,970	540,122	1,636,224	538,206	311,328	710,369	9,404,594	6,407,241	3,473,284
Equity (deficit), net	71,019,690	(378,176)	(346,835)	(96,116)	(101,784)	(270,153)	(81,662)	(222,003)	(328,033)	(393,338)	3,242,836	4,075,545	663,977

	License contracts
As of /For the year ended December 31, 2023	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,493,683	1,190,383	266,519
Cost of sales	25,484	83,194	148,562	158,532	64,722	(287,488)	666,153	(884,897)
Gross income (loss)	(25,484)	(83,194)	(148,562)	(158,532)	(64,722)	1,781,171	524,230	1,151,416
Other income (loss), net	4	64	—	—	—	(41,751)	(34,947)	(48,844)
Administrative expenses	(4,484)	—	—	—	—	—	107,654	(23,707)
Operating income (loss)	(20,996)	(83,130)	(148,562)	(158,532)	(64,722)	1,739,420	381,629	1,126,279
Taxes, duties and other	—	(18,630)	(34,459)	(36,845)	(14,248)	241,918	176,000	355,002
Net income (loss)	(20,996)	(64,500)	(114,103)	(121,687)	(50,474)	1,497,502	205,629	771,277
Cash and cash equivalents	—	—	16,246	16,492	—	102	—	—
Accounts receivable	5,864	76,672	69,874	40,167	277,419	9,839,474	2,568,751	1,611,498
Total current assets	5,864	76,672	86,120	56,659	277,419	9,839,576	2,568,751	1,611,498
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	1,732,156	1,411,054	(48,304)
Total assets	5,864	76,672	86,120	56,659	277,419	11,571,732	3,979,805	1,563,194
Suppliers	181,665	392,171	89,438	99,996	575,573	8,108,648	7,343,370	1,119,901
Taxes and duties payable	(4,484)	(18,630)	(28,508)	(30,493)	(14,249)	165,361	113,876	342,319
Other current liabilities	51,005	172,460	516,303	515,357	105,427	(1,417,791)	(8,042,370)	—
Total liabilities	228,186	546,001	577,233	584,860	666,751	6,856,218	(585,124)	1,462,220
Equity (deficit), net	(201,326)	(404,829)	(377,010)	(406,514)	(338,858)	3,218,012	4,359,300	(670,303)